Employee benefit obligation - Carrying value of benefit obligations (Details) - Benefit obligation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Balance at beginning of period	$ 2,330	$ 1,443
Increases
Provision for the year	635	670
Actuarial losses	80	108
Interest expense	7	12
Reductions
Payments	(309)	(41)
Foreign exchange translation	(183)	138
Balance at end of period	$ 2,560	$ 2,330